Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2021
Variable Interest Entity
Schedule of variable interest entities

	December 31,	December 31,
	2021	2020
Current assets
Cash and cash equivalents	$—	$206,893
Restricted cash	—	220,109
Accounts receivable, net	—	—
Prepaid taxes	—	1,045,027
Inventories, net	—	301,607
Advances to suppliers, net	—	333,010
Prepaid expenses and other receivables, net	—	37,104
Total Current Assets		2,143,750

Non-current assets
Property, plant and equipment, net	—	1,157,803
Manufacturing rebate receivable	—	5,755,237
Intangible assets, net	—	462,279
Total Assets	$—	$9,519,069

Current liabilities
Bank acceptance notes payable	$—	$220,109
Accounts payable	—	1,207,623
Customer deposits	—	381,623
Taxes payable	—	369
Due to related parties	—	892,590
Accrued liabilities and other payables	—	350,928
Total Current Liabilities	—	3,053,242
Total Liabilities	$—	$3,053,242